Volkswagen Auto Lease Trust 2006-A MONTHLY SERVICER CERTIFICATE For the collection period ended 01-31-2009	Input Accounting Summary	PAGE 1

A.	DATES	Begin	End	# days

1	Determination Date		2/18/2009

2	Payment Date		2/20/2009

3	Collection Period	12/28/2008	1/31/2009	35

4	Monthly Interest Period - Actual	1/20/2009	2/19/2009	31

5	Monthly Interest - Scheduled			30

B. SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	Ist Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	266,000,000.00	—	—	—	—	—
7	Class A-2 Notes	483,000,000.00	—	—	—	—	—
8	Class A-3 Notes	544,000,000.00	4,384,350.05	—	4,384,350.05	—	—
9	Class A-4 Notes	207,000,000.00	207,000,000.00	—	43,023,040.09	163,976,959.91	0.7921592
10	Certificates	148,380,192.94	148,380,192.94	—	—	148,380,192.94	1.0000000

11	Equals: Total Securities	$1,648,380,192.94	$359,764,542.99	$—	$47,407,390.145	$312,357,152.85

						13,679,242.96

12	Total Securitization Value	$1,648,380,192.94	$380,058,085.33			$326,036,395.81

13	Overcollateralization	148,380,192.94	168,673,735.28			162,059,435.90

14	NPV Lease Payments Receivable	702,636,880.61	46,655,658.34			37,092,840.06
15	NPV Base Residual	945,743,312.33	333,402,426.99			288,943,555.75

					Per $1000	Principal & Interest	Per $1000
			Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount

16	Class A-1 Notes		5.5235%	—	—	—	—
17	Class A-2 Notes		5.5500%	—	—	—	—
18	Class A-3 Notes		5.5000%	20,094.94	4.5833333	4,404,444.99	1,004.5833333
19	Class A-4 Notes		5.5400%	955,650.00	4.6166667	43,978,690.09	212.4574401

	Equals: Total Securities			975,744.94		48,383,135.08

C.	COLLECTIONS AND AVAILABLE FUNDS

20	Lease Payments Received	9,021,946.78
21	Pull Ahead Waived Payments	45,479.33
22	Sales Proceeds - Early Terminations	11,279,903.10
23	Sales Proceeds - Scheduled Terminations	26,782,660.46
24	Security Deposits for Terminated Accounts	186,244.00
25	Excess Wear and Tear Received	229,337.52
26	Excess Mileage Charges Received	280,098.57
27	Other Recoveries Received	815,587.80

28	Subtotal: Total Collections	48,641,257.56

29	Repurchase Payments	—
30	Postmaturity Term Extension	—
31	Investment Earnings on Collection Account	63,592.59

32	Total Available Funds, prior to Servicer Advances	48,704,850.15

33	Servicer Advance	—

34	Total Available Funds	48,704,850.15

35	Reserve Account Draw	—

36	Available for Distribution	48,704,850.15

D.	DISTRIBUTIONS

37	Payment Date Advance Reimbursement (Item 81)		—
38	Servicing Fee (Servicing and Administrative Fees paid pro rata):
39	Servicing Fee Shortfall from Prior Periods		—
40	Servicing Fee Due in Current Period		316,715.07
41	Servicing Fee Shortfall		—
42	Administration Fee (Servicing and Administrative Fees paid pro rata):
43	Administration Fee Shortfall from Prior Periods		—
44	Administration Fee Due in Current Period		5,000.00
45	Administration Fee Shortfall		—
46	Interest Paid to Noteholders		975,744.94
47	First Priority Principal Distribution Amount		—
48	Amount Paid to Reserve Account to Reach Specified Balance		—
49	Subtotal: Remaining Available Funds	47,407,390.15
50	Regular Principal Distribution Amount	58,427,874.24
51	Regular Principal Paid to Noteholders (lesser of Item 49 and Item 50)		47,407,390.15
52	Other Amounts paid to Trustees		—

53	Remaining Available Funds		—

Volkswagen Auto Lease Trust 2006-A MONTHLY SERVICER CERTIFICATE For the collection period ended 01-31-2009	PAGE 2

E.	CALCULATIONS

54	Calculation of First Priority Principal Distribution Amount:
55	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	211,384,350.05
56	Less: Aggregate Securitization Value (End of Collection Period)	(326,036,395.81)

57	First Priority Principal Distribution Amount (not less than zero)	—

58	Calculation of Regular Principal Distribution Amount:
59	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	211,384,350.05
60	Less: First Priority Principal Distribution Amount	—
61	Less: Targeted Note Balance	(152,956,475.81)

62	Regular Principal Distribution Amount	58,427,874.24

63	Calculation of Targeted Note Balance:
64	Aggregate Securitization Value (End of Collection Period)	326,036,395.81
65	Less: Targeted Overcollateralization Amount (10.5% of Initial Securitization Value)	(173,079,920.00)

66	Targeted Note Balance	152,956,475.81

67	Calculation of Servicer Advance:
68	Available Funds, prior to Servicer Advances (Item 32)	48,704,850.15
69	Less: Payment Date Advance Reimbursement (Item 81)	—
70	Less: Servicing Fees Paid (Items 39, 40 and 41)	316,715.07
71	Less: Administration Fees Paid (Items 43, 44 and 45)	5,000.00
72	Less: Interest Paid to Noteholders (Item 46)	975,744.94
73	Less: 1st Priority Principal Distribution (Item 57)	—

74	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)	47,407,390.15
75	Monthly Lease Payments Due on Included Units but not received (N/A if Item 74 > 0)	N/A

76	Servicer Advance (If Item 74 < 0, lesser of Item 75 and absolute value of Item 74, else 0)	—

77	Total Available Funds after Servicer Advance (Item 74 plus Item 75)	47,407,390.15
78	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 77)	—

79	Reconciliation of Servicer Advance:
80	Beginning Balance of Servicer Advance	—
81	Payment Date Advance Reimbursement	—
82	Additional Payment Advances for current period	—

83	Ending Balance of Payment Advance	—

F.	RESERVE ACCOUNT

84	Reserve Account Balances:
85	Targeted Reserve Account Balance (0.75% of Initial Securitized Value)		12,362,851.00
86	Initial Reserve Account Balance		12,362,851.00
87	Beginning Reserve Account Balance		12,362,851.00
88	Plus: Net Investment Income for the Collection Period		14,851.42

89	Subtotal: Reserve Fund Available for Distribution		12,377,702.42
90	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 48)		—
91	Less: Reserve Account Draw Amount (Item 78)		—

92	Subtotal Reserve Account Balance		12,377,702.42
93	Less: Excess Reserve Account Funds to Transferor (If Item 92 > Item 85)		14,851.42

94	Equals: Ending Reserve Account Balance		12,362,851.00

95	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

96	Current Period Net Residual Losses:	Units	Amounts
97	Aggregate Securitization Value for Scheduled Terminated Units	1,894	34,358,902.91
98	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(26,922,779.46)
99	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(709,977.24)
100	Less: Excess Wear and Tear Received		(229,337.52)
101	Less: Excess Mileage Received		(280,098.57)

102	Current Period Net Residual Losses/(Gains)	1,894	6,216,710.12

103	Cumulative Net Residual Losses:
104	Beginning Cumulative Net Residual Losses	29,337	31,345,649.37
105	Current Period Net Residual Losses (Item 102)	1,894	6,216,710.12

106	Ending Cumulative Net Residual Losses	31,231	37,562,359.49

107	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		2.28%

Volkswagen Auto Lease Trust 2006-A MONTHLY SERVICER CERTIFICATE For the collection period ended 01-31-2009	PAGE 3

G.	POOL STATISTICS

108	Collateral Pool Balance Data			Initial	Current

109	Aggregate Securitization Value			1,648,380,193	326,036,396
110	Aggregate Base Residual Value			1,156,023,383	299,678,294
111	Number of Current Contracts			72,016	23,102
112	Weighted Average Lease Rate			3.46%	3.82%
113	Average Remaining Term			27.9	3.9
114	Average Original Term			37.0	42.4
115	Proportion of Base Prepayment Assumption Realized				106.73%
116	Actual Monthly Prepayment Speed				1.55%
117	Turn-in Ratio on Scheduled Terminations				89.81%
		Sales Proceeds	Units	Book Amount	Securitization Value

118	Pool Balance - Beginning of Period		25,928	429,246,112	380,058,085
119	Depreciation/Payments			(6,324,257)	(6,267,300)
120	Gross Credit Losses		(39)	(620,743)	(614,273)
121	Early Terminations - Regular		(858)	(13,968,326)	(12,314,433)
122	Early Terminations - Lease Pull Aheads		(35)	(519,599)	(466,781)
123	Scheduled Terminations - Returned to VCI	23,940,829	(1,701)	(35,175,675)	(31,618,646)
124	Scheduled Terminations - Purchased	2,981,950	(193)	(3,004,307)	(2,740,257)

125	Pool Balance - End of Period		23,102	369,633,205	326,036,396

126	Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage

127	Current		22,360	314,404,772	96.43%
128	31 - 90 Days Delinquent		611	9,465,767	2.90%
129	91+ Days Delinquent		131	2,165,857	0.66%

130	Total		23,102	326,036,396	100.00%

131	Credit Losses:			Units	Amounts

132	Aggregate Securitization Value on charged-off units			39	614,273
133	Aggregate Liquidation Proceeds on charged-off units				(323,954)
134	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations			2	28,234
135	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
136	Recoveries on charged-off units				(38,868)

137	Current Period Aggregate Net Credit Losses/(Gains)			41	279,685

138	Cumulative Net Credit Losses:
139	Beginning Cumulative Net Credit Losses			956	6,157,211
140	Current Period Net Credit Losses (Item 137)			41	279,685

141	Ending Cumulative Net Credit Losses			997	6,436,896

142	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.39%

139	Aging of Scheduled Maturies Not Sold				Units

140	0 - 60 Days since Contract Maturity				7
141	61 - 120 Days since Contract Maturity				27
142	120+ Days since Contract Maturity				94

Volkswagen Auto Lease Trust 2006-A MONTHLY SERVICER CERTIFICATE For the collection period ended 01-31-2009	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Scheduled
Payment Date	Reduction (1)
3/20/2009	30,394,177
4/20/2009	50,687,396
5/20/2009	53,379,129
6/20/2009	54,533,907
7/20/2009	21,436,989
8/20/2009	14,747,536
9/20/2009	13,738,537
10/20/2009	10,012,506
11/20/2009	8,668,337
12/20/2009	4,862,641
1/20/2010	7,038,837
2/20/2010	6,308,382
3/20/2010	9,261,786
4/20/2010	12,211,398
5/20/2010	16,205,321
6/20/2010	11,650,601
7/20/2010	732,916
8/20/2010	58,790
9/20/2010	54,059
10/20/2010	16,368
11/20/2010	17,597
12/20/2010	17,640
1/20/2011	1,147
2/20/2011	398
3/20/2011	—
4/20/2011	—
5/20/2011	—
6/20/2011	—
7/20/2011	—
8/20/2011	—
9/20/2011	—
10/20/2011	—
11/20/2011	—
12/20/2011	—
1/20/2012	—
1/20/2012	—
2/20/2012	—
3/20/2012	—
4/20/2012	—
5/20/2012	—
6/20/2012	—
7/20/2012	—
8/20/2012	—
9/20/2012	—
10/20/2012	—
11/20/2012	—
12/20/2012	—
1/20/2013	—
2/20/2013	—
3/20/2013	—
4/20/2013	—
5/20/2013	—
6/20/2013	—
7/20/2013	—
8/20/2013	—
9/20/2013	—
10/20/2013	—
11/20/2013	—
12/20/2013	—
1/20/2014	—
1/20/2014	—
Total:	326,036,396

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming
(a) each collection period is a calendar month rather than a fiscal month,
(b) timely receipt of all monthly rental payments and sales proceeds,
(c) no credit or residual losses and
(d) no prepayments (including defaults, purchase option exercises or other early lease terminations).
Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month